CONVERTIBLE DEBENTURES (Details Narrative)							1 Months Ended		2 Months Ended		12 Months Ended
	Jul. 13, 2023 USD ($) shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 USD ($) shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares	Aug. 30, 2023 shares	Aug. 17, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Aggregate principal amount | $	$ 5,000,000			$ 2,000,000
Conversion Price | $ / shares					$ 0.20
Shares and warrants issued	13,737,500			6,716,499							6,716,499
Exercise price | $ / shares		$ 0.28			0.25
Shares price | $ / shares		$ 0.40	$ 0.30		$ 0.40	$ 0.225				$ 0.20		$ 0.28		$ 0.20
Shares and common issued											6,716,499
Convertible debenture principal | $									$ 439,860		$ 277,092		$ 490,195
Convertible debenture principal, shares											2,413,525
Common shares issued, shares	10,151,250						1,022,025		10,151,250		5,682,083		1,022,025
Common share purchase warrants											13,737,500
Warrant issued for common shares	13,737,500
Principal Of payments | $								$ 2,816,250	$ 0		$ 223,991		$ 0
Warrants iisued											2,816,250	2,816,250
Common shares											2,816,250	2,816,250
Derivative Liability Three [Member]
IfrsStatementLineItems [Line Items]
Derivative liability | $									1,207,163	$ 1,207,163			1,264,378	$ 1,264,378
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debts | $									$ 1,040,662	$ 1,040,662	$ 328,000	$ 328,000	$ 133,977	$ 133,977
Gross proceeds | $								1,000,000
Principal Of payments | $								$ 6,000,000